Derivative Liabilities	6 Months Ended
Jun. 30, 2014
Derivative Liabilities
Derivative Liabilities

NOTE 7 – Derivative Liabilities

Asher Convertible Notes

On February 18, 2014, the Company issued a convertible promissory note to a third party in the amount of $47,500.  The note accrues interest at the rate of 8% per annum and has a maturity date of November 20, 2014.  The note is convertible after 180 days from the date of issuance at 58% of the average lowest three-day trading price of common stock during the 10 days preceding the date of conversion.  Loan proceeds amounting to $22,597 were paid directly to service providers. Starting on April 16, 2014, the Company is in default under this Note. The principal amount was increased by 50% to the sum of $71,250. The Company analyzed these conversion options, and determined that these instruments should be classified as liabilities and recorded at fair value due to there being no explicit limit as to the number of shares to be delivered upon settlement of the aforementioned conversion options.

The note became convertible on April 21, 2014 and the fair value of these derivatives was $98,767 and the initial loss of $27,517 was recognized. On June 30, 2014, the fair value of these derivatives was $62,167 and the change in fair value of $36,600 during the period ended June 30, 2014 was recognized as gain on derivative liabilities. For the six months ended June 30, 2014, the net gain on derivative was $9,083.

The fair value of the derivative liability related to the conversion option of the convertible note has been estimated as of June 30, 2014 and initial measurement date, respectively, using the Black-Scholes option pricing model, under the following assumptions:

	June 30, 2014	Initial
Common stock issuable upon conversion	10,250,682	6,318,984
Estimated market value of common stock on measurement date	$0.011	$0.023
Exercise price	$0.0073	$0.0113
Risk free interest rate	0.07%	0.06%
Expected dividend yield	0%	0%
Expected volatility	182%	186%
Expected exercise term in years	0.40 years	0.59 years

The following tables set forth the changes in the fair value measurements of our Level 3 derivative liabilities during the six months ended June 30, 2014:

	December 31, 2013	Initial recognition	Increase (Decrease) in Fair Value of Derivative Liability	June 30, 2014
Derivative liability – convertible note	$ -	$ 98,767	$ (36,600)	$ 62,167